PROVISIONS - Legal Claims and Other Costs (Details) - Legal claims and other costs - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Litigation	€ 11	€ 13
Disease claims	8	8
Total provisions for legal claims and other costs	€ 19	€ 21